Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of issued share capital and reserves attributable to shareholders [line items]
Share premium	€ 6,853,000,000	€ 6,853,000,000	€ 6,853,000,000	€ 6,853,000,000
Total share capital	229	241	265
Other reserves	43,000,000	951,000,000	379,000,000	669,000,000
Group equity	9,495,000,000	9,313,000,000	9,554,000,000	€ 10,935,000,000
Shareholders of Aegon Ltd. [Member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	229,000,000	241,000,000	265,000,000
Share premium	6,853,000,000	6,853,000,000	6,853,000,000
Total share capital	7,082,000,000	7,094,000,000	7,118,000,000
Retained earnings	4,238,000,000	4,347,000,000	5,099,000,000
Treasury shares	(447,000,000)	(398,000,000)	(346,000,000)
Total retained earnings	3,792,000,000	3,949,000,000	4,753,000,000
Revaluation reserves	(2,519,000,000)	(3,706,000,000)	(3,770,000,000)
Remeasurement of defined benefit plans	(966,000,000)	(1,072,000,000)	(1,006,000,000)
Other reserves	43,000,000	951,000,000	379,000,000
Group equity	€ 7,432,000,000	€ 7,215,000,000	€ 7,475,000,000